UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-8977
Investment Company Act file number

Savos Investments Trust
(Exact name of registrant as specified in charter)

1655 Grant Street, 10th Floor
Concord, CA 94520
(Address of principal executive offices) (Zip code)

Patrick R. Young
AssetMark, Inc.
1655 Grant Street, 10th Floor
Concord, CA 94520
(Name and address of agent for service)

800-664-5345
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2019

Date of reporting period:  December 31, 2018

Item 1. Schedule of Investments.

Savos Dynamic Hedging Fund
Schedule of Investments (Unaudited)
December 31, 2018

Contracts		Notional Value	Value
	CALL OPTIONS PURCHASED - 0.63%
20	S&P 500 ETF Trust, Expiration December 20, 2019, Strike Price $2,800.00	56,000	$132,300
5	S&P 500 ETF Trust, Expiration September 20, 2019, Strike Price $2,450.00	12,250	101,300
5	S&P 500 ETF Trust, Expiration April 18, 2019, Strike Price $2,400.00	12,000	92,225
7	S&P 500 ETF Trust, Expiration June 21, 2019, Strike Price $2,600.00	18,200	64,645
5	S&P 500 ETF Trust, Expiration April 18, 2019, Strike Price $2,500.00	12,500	59,775
7	S&P 500 ETF Trust, Expiration September 20, 2019, Strike Price $2,700.00	18,900	55,265
	TOTAL CALL OPTIONS PURCHASED (Cost $430,549)		505,510

Principal
Amount
	U.S. TREASURY OBLIGATIONS - 43.76%
	U.S. Treasury Bonds - 5.10%
$3,500,000	7.250%, 08/15/2022		4,073,604
	U.S. Treasury Notes - 38.66%
4,200,000	1.125%, 01/15/2019		4,194,892
1,700,000	1.250%, 01/31/2019 (c)		1,700,439
2,500,000	1.250%, 04/30/2019		2,490,186
1,000,000	1.625%, 06/30/2019		995,527
1,700,000	1.125%, 12/31/2019		1,675,131
1,700,000	1.250%, 01/31/2020		1,675,596
2,000,000	1.375%, 08/31/2020 (c)		1,962,734
1,700,000	1.750%, 10/31/2020		1,677,156
850,000	1.375%, 01/31/2021		830,692
850,000	2.125%, 01/31/2021		843,658
3,000,000	3.125%, 05/15/2021		3,045,469
3,000,000	1.375%, 05/31/2021		2,923,652
500,000	2.000%, 10/31/2021		493,692
2,500,000	1.750%, 02/28/2022		2,446,094
3,000,000	2.000%, 05/31/2024		2,919,668
1,000,000	2.000%, 02/15/2025		967,657
	Total U.S. Treasury Obligations (Cost $35,166,953)		34,915,847

Number of	SHORT TERM INVESTMENTS - 47.31%
Shares	Money Market Funds - 9.80%
	Deutsche Government Money Market Series - Institutional Shares
7,821,334	2.314%, 12/31/2031 (a)		7,821,334

Principal
Amount
	United States Treasury Bills - 37.50%
$20,000,000	2.399%, 02/28/2019 (b)		19,924,922
10,000,000	2.258%, 01/10/2019 (b)		9,994,450
	Total Short Term Investments (Cost $37,740,706)		37,740,706

	Total Investments (Cost $73,338,208) - 91.70%		73,162,063
	Other Assets in Excess of Liabilities - 8.30%		6,618,647
	TOTAL NET ASSETS - 100.00%		$79,780,710

Percentages are stated as a percent of net assets.

(a)	Seven-day yield as of December 31, 2018.
(b)	Zero coupon investments. The effective yield is listed.
(c)	All or a portion of these securities are held as collateral for certain swap contracts.

Schedule of Open Futures Contracts (Unaudited)
December 31, 2018

Description	Number of Contracts Purchased	Notional Value	Settlement Month	Value and Unrealized Appreciation (Depreciation)
E-mini S&P 500 Futures	485	$60,751,100	Mar-19	$(1,125,365)
CBOE VIX Futures	168	3,742,200	Feb-19	(106,517)
CBOE VIX Futures	155	3,747,125	Jan-19	(100,001)
Total Open Futures Contracts				$(1,331,883)

Schedule of Total Return Swaps (Unaudited)
December 31, 2018

Pay/Receive Total Return on Reference Index	Index	Financing Rate	Notional Amount	Maturity Date	Payment Frequency	Counterparty	Unrealized Appreciation (Depreciation)
Receive	Barclays SDCON Strategy (Dynamic Volatility Index)(a)	Variable(b)	$9,814,150	2/28/2019	Quarterly	Barclays	$(245,538)
Receive	Goldman Sachs Volatility Carry US Series 77 Excess Return Strategy(c)	Fixed(d)	4,327,462	9/13/2019	Monthly	Goldman Sachs	(136,512)

Total Total Return Swaps							$(382,050)

(a)
A custom index comprised of the following: (Component 1) S&P 500 VIX Short-Term Futures Index ER ("VIX"), and (Component 2) S&P 500 Total Return Index. The allocation at December 31, 2018, was 45.00% in Component 1 and 94.21% in Component 2.

(b)	For Component 1: 75 basis points ("bps") if the ratio of the 3-month VIX to the 1-month VIX exceeds 1.00, otherwise 25 bps. For Component 2: USD 3-month LIBOR +56 bps.
(c)
The underlying position for this derivative is a custom basket of options. The fifty largest components of the basket as of December 31, 2018 are shown below, as well as any other component of the basket that exceeds 1% of the total value of the basket:

(d)   25 bps per annum

Contracts	Call Options Written	Notional Value	Value	Percentage of Custom Basket
91	S&P 500 ETF Trust, Expiration: March 15, 2019, Strike Price: $2,425.00	$227,215	$13,310	0.13%
94	S&P 500 ETF Trust, Expiration: March 15, 2019, Strike Price: $2,490.00	236,085	9,865	0.10%
146	S&P 500 ETF Trust, Expiration: March 15, 2019, Strike Price: $2,570.00	365,484	9,061	0.09%
	Total Call Options Written		$32,236	0.32%

Contracts	Put Options Written	Notional Value	Value	Percentage of Custom Basket
166	S&P 500 ETF Trust, Expiration: February 15, 2019, Strike Price: $2,700.00	$415,268	$33,710	0.33%
139	S&P 500 ETF Trust, Expiration: January 18, 2019, Strike Price: $2,725.00	347,511	30,490	0.30%
82	S&P 500 ETF Trust, Expiration: January 18, 2019, Strike Price: $2,855.00	206,379	28,728	0.28%
135	S&P 500 ETF Trust, Expiration: January 18, 2019, Strike Price: $2,705.00	338,808	27,091	0.27%
96	S&P 500 ETF Trust, Expiration: January 18, 2019, Strike Price: $2,780.00	240,847	26,358	0.26%
94	S&P 500 ETF Trust, Expiration: January 18, 2019, Strike Price: $2,775.00	235,584	25,312	0.25%
112	S&P 500 ETF Trust, Expiration: February 15, 2019, Strike Price: $2,690.00	281,897	21,922	0.22%
55	S&P 500 ETF Trust, Expiration: January 18, 2019, Strike Price: $2,895.00	137,446	21,320	0.21%
75	S&P 500 ETF Trust, Expiration: January 18, 2019, Strike Price: $2,730.00	187,244	16,795	0.17%
119	S&P 500 ETF Trust, Expiration: January 18, 2019, Strike Price: $2,640.00	298,833	16,689	0.16%
43	S&P 500 ETF Trust, Expiration: January 18, 2019, Strike Price: $2,885.00	107,984	16,321	0.16%
47	S&P 500 ETF Trust, Expiration: January 18, 2019, Strike Price: $2,850.00	118,477	16,258	0.16%
84	S&P 500 ETF Trust, Expiration: January 18, 2019, Strike Price: $2,695.00	211,187	16,074	0.16%
75	S&P 500 ETF Trust, Expiration: January 18, 2019, Strike Price: $2,715.00	188,217	15,778	0.16%
94	S&P 500 ETF Trust, Expiration: February 15, 2019, Strike Price: $2,650.00	235,406	15,292	0.15%
55	S&P 500 ETF Trust, Expiration: February 15, 2019, Strike Price: $2,770.00	136,690	14,561	0.14%
52	S&P 500 ETF Trust, Expiration: February 15, 2019, Strike Price: $2,775.00	129,238	14,015	0.14%
59	S&P 500 ETF Trust, Expiration: February 15, 2019, Strike Price: $2,735.00	147,190	13,772	0.14%
109	S&P 500 ETF Trust, Expiration: February 15, 2019, Strike Price: $2,595.00	272,443	13,569	0.13%
92	S&P 500 ETF Trust, Expiration: March 15, 2019, Strike Price: $2,595.00	230,645	12,941	0.13%
35	S&P 500 ETF Trust, Expiration: January 18, 2019, Strike Price: $2,870.00	88,193	12,804	0.13%
68	S&P 500 ETF Trust, Expiration: February 15, 2019, Strike Price: $2,680.00	170,303	12,680	0.12%
72	S&P 500 ETF Trust, Expiration: February 15, 2019, Strike Price: $2,655.00	180,710	12,013	0.12%
63	S&P 500 ETF Trust, Expiration: February 15, 2019, Strike Price: $2,685.00	157,665	11,997	0.12%
31	S&P 500 ETF Trust, Expiration: January 18, 2019, Strike Price: $2,890.00	78,344	11,996	0.12%
51	S&P 500 ETF Trust, Expiration: January 18, 2019, Strike Price: $2,735.00	128,734	11,798	0.12%
55	S&P 500 ETF Trust, Expiration: January 18, 2019, Strike Price: $2,700.00	138,371	10,799	0.11%
67	S&P 500 ETF Trust, Expiration: February 15, 2019, Strike Price: $2,640.00	168,617	10,449	0.10%
48	S&P 500 ETF Trust, Expiration: February 15, 2019, Strike Price: $2,715.00	120,000	10,366	0.10%
76	S&P 500 ETF Trust, Expiration: February 15, 2019, Strike Price: $2,605.00	191,677	10,028	0.10%
131	S&P 500 ETF Trust, Expiration: March 15, 2019, Strike Price: $2,455.00	327,338	10,022	0.10%
38	S&P 500 ETF Trust, Expiration: February 15, 2019, Strike Price: $2,755.00	95,344	9,622	0.09%
41	S&P 500 ETF Trust, Expiration: February 15, 2019, Strike Price: $2,720.00	102,818	9,066	0.09%
44	S&P 500 ETF Trust, Expiration: February 15, 2019, Strike Price: $2,695.00	110,513	8,784	0.09%
42	S&P 500 ETF Trust, Expiration: March 15, 2019, Strike Price: $2,695.00	104,073	8,691	0.09%
68	S&P 500 ETF Trust, Expiration: January 18, 2019, Strike Price: $2,620.00	169,970	8,350	0.08%
49	S&P 500 ETF Trust, Expiration: January 18, 2019, Strike Price: $2,670.00	122,217	8,147	0.08%
54	S&P 500 ETF Trust, Expiration: February 15, 2019, Strike Price: $2,625.00	136,183	7,858	0.08%
60	S&P 500 ETF Trust, Expiration: January 18, 2019, Strike Price: $2,625.00	151,501	7,690	0.08%
40	S&P 500 ETF Trust, Expiration: February 15, 2019, Strike Price: $2,675.00	99,913	7,276	0.07%
40	S&P 500 ETF Trust, Expiration: January 18, 2019, Strike Price: $2,680.00	99,913	7,035	0.07%
48	S&P 500 ETF Trust, Expiration: March 15, 2019, Strike Price: $2,605.00	119,359	6,982	0.07%
50	S&P 500 ETF Trust, Expiration: March 15, 2019, Strike Price: $2,590.00	126,217	6,936	0.07%
27	S&P 500 ETF Trust, Expiration: March 15, 2019, Strike Price: $2,750.00	68,103	6,929	0.07%
32	S&P 500 ETF Trust, Expiration: January 18, 2019, Strike Price: $2,720.00	80,000	6,863	0.07%
57	S&P 500 ETF Trust, Expiration: February 15, 2019, Strike Price: $2,585.00	142,690	6,754	0.07%
	Total Put Options Written		$13,617	6.33%

	TOTAL CASH		9,201,471	91.14%
	TOTAL OPTIONS WRITTEN		45,853	6.65%
	ALL OTHER BASKET COMPONENTS			2.21%
	TOTAL NET ASSETS OF BASKET			100.00%

SCHEDULE OF OPTIONS WRITTEN (Unaudited)
December 31, 2018
Contracts		Notional Value	Value
CALL OPTIONS WRITTEN
20	S&P 500 ETF Trust, Expiration December 20, 2019, Strike Price $2,900.00	58,000	$83,400
7	S&P 500 ETF Trust, Expiration June 21, 2019, Strike Price $2,650.00	18,550	49,700
5	S&P 500 ETF Trust, Expiration April 18, 2019, Strike Price $2,550.00	12,750	46,050
7	S&P 500ETF Trust, Expiration September 20, 2019, Strike Price $2,750.00	19,250	43,575
5	S&P 500 ETF Trust, Expiration September 20, 2019, Strike Price $2,900.00	14,500	14,100
TOTAL CALL OPTIONS WRITTEN (Premiums Received $196,804)			$236,825

Valuation Measurements

The Trust has adopted authoritative fair valuation accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  In addition, these standards require expanded disclosure for each major category of assets.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2018:

	Level 1	Level 2	Level 3	Total
Purchased Options	$-	$505,510	$-	$505,510
U.S. Treasury Obligations	$-	$34,915,847	$-	$34,915,847
Short Term Investments	7,821,334	29,919,372	-	37,740,706
Total Investments in Securities	$7,821,334	$65,340,729	$-	$73,162,063

Other Financial Instruments*
Futures	$(1,331,883)	$-	$-	$(1,331,883)
Option Written	-	236,825	-	236,825
Swaps	-	(382,050)	-	(382,050)

* Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and swaps.  Futures and swaps are reflected at the unrealized appreciation (depreciation) on the instrument

For further information regarding security characteristics, see the Schedule of Investments.

Derivative Instruments and Hedging Activities
The Trust has adopted derivative instruments disclosure standards in order to enable investors to understand how and why the Trust uses derivatives, how derivatives are accounted for, and how derivative instruments affect the Trust's results of operations and financial position.

During normal market conditions, the Fund invests primarily in equity securities that broadly represent the U.S. equities market (including common stocks of companies of any size capitalization and exchange-traded products related to equity investments); derivative instruments related to the U.S. equities market (futures contracts, options and swaps on U.S. equity indexes and equity-related indexes such as the CBOE Volatility Index (the “VIX Index”)); and fixed-income securities (including money market and other short-term or variable-rate, high quality securities and related exchange-traded products). The Fund will invest in fixed-income securities that are investment grade (i.e., rated within one of the four highest rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or determined to be of comparable quality by AssetMark if the security is unrated). The fixed-income securities in which the Fund invests may have maturities of any length. AssetMark will use one or more quantitative, rules-based methodologies to determine when to alter the Fund’s exposure to U.S. equity markets. These methodologies use statistical analysis of indicators related to securities or indices and the price of derivatives on securities or indices. The methodologies will not rely primarily on fundamental valuation ratios such as price-to-earnings. When AssetMark’s quantitative models indicate the increased likelihood of a significant downturn in the U.S. equity markets, the Fund will reduce its exposure to the U.S. equity markets and/or invest in instruments that provide short exposure to the U.S. equity markets. The Fund will obtain short exposure to the U.S. equity markets through the use of derivative instruments such as futures contracts, options and/or swaps or through the purchase of exchange-traded products that it believes may effectively hedge equity investments

A derivative is an instrument with a value based on the performance of an underlying currency, security, index or other reference asset. The use of derivatives may involve risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be complex and may perform in ways unanticipated by the Fund. The Fund’s use of derivatives involves additional risks and transaction costs such as (i) the risk of adverse changes in the value of these instruments, (ii) the risk of imperfect correlation between the price of derivatives and movements in the price of the underlying securities or index, (iii) the fact that use of derivatives requires different skills than those needed to select portfolio securities, (iv) the risk of the possible absence of a liquid secondary market for a particular derivative at any moment in time, and (v) the risk of loss of assets posted by the Fund as collateral or margin in connection with its transactions in derivatives. The derivatives in which the Fund invests are subject to loss of value over time, and may have no value at the time of their expiration.

The Fund's investment strategy is to partially offset extreme declines in the equity markets while also seeking to provide positive total returns in rising markets.

During the period the Fund held futures contracts which allowed the Fund to effectively hedge equity investments or to generate additional income. The Fund entered into swap agreements for purposes of reducing or obtaining short market exposure or to help offset the costs of purchasing hedging investments and to generate additional income.

The following table provides information regarding the Fund’s use of derivatives as of and for the period ended December 31, 2018:

Statement of Assets and Liabilities - Values of Derivative Instruments as of December 31, 2018:

	Asset Derivatives		Liability Derivatives
Statement of Assets and Liabilities Location		Value	Statement of Assets and Liabilities Location	Value
Equity Contracts - Swaps	Appreciation on Swap Agreements	$-	Depreciation on Swap Agreements	$(382,050)
Equity Contracts - Options	Investments, at Value	505,510	Options Written, at Value	(236,825)
Equity Contracts - Futures*	Unrealized appreciation on futures contracts	-	Unrealized depreciation on futures contracts	(1,331,883)

Total		$505,510		$(1,950,758)

* Includes cumulative appreciation/depreciation as reported on the Schedule of Open Futures Contracts.

The average monthly value outstanding of purchased amd written options during the period ended December 31, 2018 were as follows:

Purchased options	Written Options
$18,741	$(10,005)

The average monthly outstanding notional amount of futures and swaps during the period ended December 31, 2018 were as follows:

Savos Dynamic
Long Positions	Hedging Fund
Futures	$78,379,225
Swaps	14,303,948

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Savos Investments Trust

By (Signature and Title)  /s/ Carrie E. Hansen
Carrie E. Hansen
Principal Executive Officer/President
Date  2/25/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Carrie E. Hansen
Carrie E. Hansen
Principal Executive Officer/President
Date  2/25/19

By (Signature and Title)  /s/ Patrick R. Young
Patrick R. Young
Principal Financial Officer/Treasurer
Date  2/25/19